Compensation of key management personnel	12 Months Ended
Dec. 31, 2021
Disclosure Of Compensation Of Key Management Personnel [Abstract]
Compensation of key management personnel

29. Compensation of key management personnel

The Company’s key management personnel comprise the external directors, officers and executives which included 16 individuals in 2021, 20 individuals in 2020 and 28 individuals in 2019. The remuneration of the key management personnel during the years ended December 31, 2021 and 2020 was as follows:

	2021	2020	2019
Current employee benefits1)	$5,466	$6,153	$10,083
Pension costs	78	115	267
Share-based payments	4,351	4,917	16,842
Termination benefits	406	319	2,919
	$10,301	$11,504	$30,111

1) Current employee benefits include salaries, bonuses, other employee benefits other than those listed in the table and director fees paid in cash.